Federated Prudent DollarBear Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)
INSTITUTIONAL SHARES (TICKER FPGIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
Under the heading entitled “Fund Management,” please delete the information for Douglas C. Noland in its entirety and add the following:
“Chad E. Hudson, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
“John L. Sidawi, Portfolio Manager, has been the Fund's portfolio manager since December 2014.”
December 17, 2014
Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452438 (12/14)